Voya Large-Cap Growth Fund Expense Example, No Redemption - Class A C I R R6 and W Shares [Member] - Voya Large-Cap Growth Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 661
Expense Example, No Redemption, 3 Years	843
Expense Example, No Redemption, 5 Years	1,040
Expense Example, No Redemption, 10 Years	1,608
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	167
Expense Example, No Redemption, 3 Years	517
Expense Example, No Redemption, 5 Years	892
Expense Example, No Redemption, 10 Years	1,944
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	59
Expense Example, No Redemption, 3 Years	186
Expense Example, No Redemption, 5 Years	324
Expense Example, No Redemption, 10 Years	726
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	116
Expense Example, No Redemption, 3 Years	362
Expense Example, No Redemption, 5 Years	628
Expense Example, No Redemption, 10 Years	1,386
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	57
Expense Example, No Redemption, 3 Years	179
Expense Example, No Redemption, 5 Years	313
Expense Example, No Redemption, 10 Years	701
Class W
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	205
Expense Example, No Redemption, 5 Years	357
Expense Example, No Redemption, 10 Years	$ 798